UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


FORM 24F-2                                     OMB APPROVAL
Annual Notice of Securities Sold               OMB Number:       3235-2456
Pursuant to Rule 24f-2                         Expires:          August 31, 2003
                                               Estimated average burden hours
                                               per response...1

             Read instructions at end of Form before preparing Form.

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1.   Name and address of issuer:  The Inland Mutual Fund Trust
                                  2901  Butterfield Road
                                  Oak Brook, IL 60523

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2.   The name of each series or class of securities for which this Form is filed
     (if the Form is being filed for all series and classes of securities of the
     issuer, check the box but do not list series or classes):     X

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3.   Investment Company Act File Number: 811-08958


     Securities Act File Number:  033-88756

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4(a).Last day of fiscal year for which this Form is filed: 10/31/02

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4(b).[ ]Check box if this Form is being filed late (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).[ ]Check box if this is the last time the issuer will be filing this Form.

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Persons who respond to the collection of information  contained in this form are not required to respond unless the form displays a currently valid OMB control number.

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5.   Calculation of registration fee:


          (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

                                                                 $     7,096,806
                                                                  --------------

          (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

                                                                 $       886,232
                                                                  --------------

          (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11. 1995 that were not previously used to reduce registration fees payable to the Commission:

                                                                 $       903,968
                                                                  --------------

          (iv) Total available  redemption credits [add items 5(ii) and 5(iii)]:

                                                                 $     1,790,200
                                                                  --------------

          (v)  Net sales - if Item 5(i) is  greater  than Item  5(iv)  [subtract
               Item 5(iv) from Item 5(i)]:

                                                                 $    5,306,606
                                                                  --------------

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          (vi) Redemption  credits  available for use in future years -- if Item
               5(i) is less than  Item  5(iv)  [subtract  Item  5(iv)  from Item
               5(i)]:

                                                                 $__(______)____

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          (vii)Multiplier  for  determining  registration  fee (See  Instruction
               C.9): .

                                                                  X      .000092
                                                                  --------------

          (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):

                                                                  =     $ 488.21
                                                                  ==============


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6.   Prepaid Shares

     If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issue in future
     fiscal   years,   then  state  that  number  here:   N/A  .

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7.   Interest  due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                +$           N/A
                                                                  --------------

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8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:

                                                                =$        488.21
                                                                  ==============

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9.   Date of the  registration  fee and any  interest  payment  was  sent to the
     Commission's lockbox depository: 1/21/03

          Method of Delivery:

                    [X] Wire Transfer

                    [ ] Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issue and in the capacities and on the dates indicated.

By (signature and Title)*  /s/ Robert Parks
                           ----------------
                           Robert Parks - President


Date 1/20/03

  *Please print the name and title of the signing officer below the signature.